Discontinued Operation (Tables)	12 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of current assets and current liabilities of the discontinued operation
	As of September 30,
	2020	2021
Assets of discontinued operation
Accounts receivable*	$393,531	$82,790
Advance to suppliers	1,077	1,135
Other receivable and prepaid expense	356,176	8,072
Total current assets	750,784	91,997
Property, plant and equipment, net	739,154	46,381
Total assets	$1,489,938	$138,378

Liabilities of discontinued operation
Accounts payable	320,001	293,073
Advance from customers	35,324	35,971
Other payable	286,462	664
Income tax payable	477,897	479,513
Total current liabilities	1,119,684	809,221
Total liabilities	$1,119,684	$809,221

Schedule of revenues and income(loss) from discontinued operation
	For the years ended September 30,
	2019	2020	2021
Net revenues	$6,334,585	$1,595,227	$342,636
Cost of revenues	(3,779,369)	(1,348,578)	(292,266)
Loss on the disposal of the production line	(151,298)	-	-
Income (loss) from discontinued operation before income tax	1,960,866	(76,291)	(26,272)
Income tax benefit (expense)	(536,565)	18,915	(10,132)
Income (loss) from discontinued operation, net of income tax	$1,424,301	$(57,376)	$(36,404)